Stockholders' Equity (Deficit) - Options Outstanding and Exercisable (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 0.18	$ 0.18
Range of exercise prices - Upper limit (in US$ per share	$ 65.23	$ 16.19
Outstanding at June 30, 2014 (shares)	27,518,000	26,724,000	24,402,000	26,361,000	13,043,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	7 years 4 months 17 days	7 years 6 months 18 days	8 years 3 months 29 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 5.79	$ 2.47	$ 1.00	$ 0.80	$ 0.66
Options exercisable (shares)	19,356,000	20,605,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 1.49	$ 0.84
$ 0.18-0.66
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 0.18	$ 0.18
Range of exercise prices - Upper limit (in US$ per share	$ 0.66	$ 0.66
Outstanding at June 30, 2014 (shares)	8,901,000	11,451,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	6 years 4 months 13 days	6 years 11 months 23 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 0.62	$ 0.62
Options exercisable (shares)	8,814,000	10,594,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 0.62	$ 0.62
0.76-0.76
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 0.76	$ 0.76
Range of exercise prices - Upper limit (in US$ per share	$ 0.76	$ 0.76
Outstanding at June 30, 2014 (shares)	8,712,000	9,757,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	6 years 8 months 19 days	7 years 5 months 16 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 0.76	$ 0.76
Options exercisable (shares)	8,310,000	8,706,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 0.76	$ 0.76
1.52-2.96
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 1.52	$ 1.52
Range of exercise prices - Upper limit (in US$ per share	$ 2.96	$ 2.96
Outstanding at June 30, 2014 (shares)	1,767,000	2,119,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	7 years 3 months 22 days	8 years 18 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 1.91	$ 1.91
Options exercisable (shares)	1,147,000	1,071,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 1.87	$ 1.83
8.30-8.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 8.30	$ 8.30
Range of exercise prices - Upper limit (in US$ per share	$ 8.30	$ 8.30
Outstanding at June 30, 2014 (shares)	504,000	574,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	8 years 18 days	8 years 9 months 18 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 8.30	$ 8.30
Options exercisable (shares)	243,000	184,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 8.30	$ 8.30
13.72-13.72
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 13.72	$ 13.72
Range of exercise prices - Upper limit (in US$ per share	$ 13.72	$ 13.72
Outstanding at June 30, 2014 (shares)	871,000	891,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	8 years 4 months 24 days	9 years 1 month 24 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 13.72	$ 13.72
Options exercisable (shares)	347,000	28,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 13.72	$ 13.72
15.40-15.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 15.40	$ 15.40
Range of exercise prices - Upper limit (in US$ per share	$ 15.40	$ 15.40
Outstanding at June 30, 2014 (shares)	572,000	611,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	8 years 8 months 9 days	9 years 5 months 9 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 15.40	$ 15.40
Options exercisable (shares)	204,000	22,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 15.40	$ 15.40
15.59-15.59
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 15.59	$ 15.59
Range of exercise prices - Upper limit (in US$ per share	$ 15.59	$ 15.59
Outstanding at June 30, 2014 (shares)	431,000	472,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	8 years 10 months 24 days	9 years 7 months 21 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 15.59	$ 15.59
Options exercisable (shares)	122,000	0
Options exercisable - Weighted average exercise price (in US$ per share)	$ 15.59	$ 0.00
16.19-16.19
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 16.19	$ 16.19
Range of exercise prices - Upper limit (in US$ per share	$ 16.19	$ 16.19
Outstanding at June 30, 2014 (shares)	761,000	849,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	9 years 1 month 21 days	9 years 10 months 17 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 16.19	$ 16.19
Options exercisable (shares)	13,000	0
Options exercisable - Weighted average exercise price (in US$ per share)	$ 16.19	$ 0.00
16.22-16.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 16.22
Range of exercise prices - Upper limit (in US$ per share	$ 16.22
Outstanding at June 30, 2014 (shares)	1,125,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	9 years 3 months 29 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 16.22
Options exercisable (shares)	0
Options exercisable - Weighted average exercise price (in US$ per share)	$ 0.00
16.39-16.39
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 16.39
Range of exercise prices - Upper limit (in US$ per share	$ 16.39
Outstanding at June 30, 2014 (shares)	651,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	9 years 6 months 7 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 16.39
Options exercisable (shares)	14,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 16.39
18.40-18.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 18.40
Range of exercise prices - Upper limit (in US$ per share	$ 18.40
Outstanding at June 30, 2014 (shares)	2,800,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	9 years 8 months 5 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 18.40
Options exercisable (shares)	142,000
Options exercisable - Weighted average exercise price (in US$ per share)	$ 18.40
38.84-41.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 38.84
Range of exercise prices - Upper limit (in US$ per share	$ 41.98
Outstanding at June 30, 2014 (shares)	192,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	9 years 9 months 22 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 40.85
Options exercisable (shares)	0
Options exercisable - Weighted average exercise price (in US$ per share)	$ 0.00
43.96-65.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices - Lower limit (in US$ per share)	$ 43.96
Range of exercise prices - Upper limit (in US$ per share	$ 65.23
Outstanding at June 30, 2014 (shares)	231,000
Options outstanding at June 30, 2014 - Weighted-average remaining contractual term	9 years 10 months 2 days
Options outstanding at June 30, 2014 - Weighted average exercise price (in US$ per share)	$ 49.40
Options exercisable (shares)	0
Options exercisable - Weighted average exercise price (in US$ per share)	$ 0.00